Warrant Derivative (Details) - 1 months ended May 31, 2013	USD ($) $ / shares shares	$ / shares
Warrant Derivative
Number of share purchase warrants issued | shares	200,000
Gross proceeds from warrants | $	$ 350,000
Number of share purchase warrants exercisable | shares	200,000
Exercise price per warrant | $ / shares		$ 12.30
Percentage of warrants exercised	100.00%
Fair value of convertible note derivative, share price | $ / shares	$ 32.30
Consecutive trading days	30 days